SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2014 USD ($) tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,625		$ 1,605
Liquidation preference per unit | $ / shares	$ 25.00
Limited-Life Funds and Redeemable Fund Units	$ 263		1,114
Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 1,800
Number of tranches | tranche		3
Exchangeable price of BPY preferred units issued to QIA | $ / shares				$ 25.70
2021 | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 600
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	145
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	189		577
Subsidiary preferred shares and capital	2,257		1,469
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	145		142
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	70		96
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	$ 4		$ 441